Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,979,000
Previously Paid Amount	0.00
Total Fee Amount	273.30
Total Offset Amount	0.00
Net Fee	273.30
Narrative - Max Aggregate Offering Price	$ 1,979,000
Final Prospectus	true